RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF BALANCE WITH RELATED PARTIES
	September 30, 2023	December 31, 2022
	In U.S. dollars in thousands

Liabilities:
Employees and payroll accruals	205	268
Related party payables	198	140
Short term loan	78	80
Convertible loan	-	36

	December 31,
	2022	2021
	In U.S. dollars in thousands
Assets:
Receivables Note 7(a)	-	137

Liabilities:
Employees and payroll accruals	268	46
Related party payables	140	-
Short term loan Note 7(b)	80	89
Convertible loan Note 7(c)	36	32

SCHEDULE OF TRANSACTION WITH RELATED PARTIES

	Nine months ended September 30,
	2023	2022
	In U.S. dollars in thousands
Expenses:
Management fee to the Company’s CEO	129	84
Salaries and related cost *)	667	896

*)	Including share-based compensation for the Nine months ended September 30, 2023 and 2022 in the amount of $560,500 and $743,000, respectively.

	Year ended December 31,
	2022	2021

	In U.S. dollars in thousands
Expenses:
Salaries and related cost (including management fees and stock-based compensation, see Note 12)	1,356	595
AppYea’s Management fee participation	-	(60)
Financial income, net	-	2